Employee and Personnel Costs - Summary of Employee Benefits Expenses by Function (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee Benefits Expenses By Function [Line Items]
Employee benefits expenses by function	$ (161,027)	$ (79,702)	$ (40,546)
Cost of Goods Sold
Employee Benefits Expenses By Function [Line Items]
Employee benefits expenses by function	(35,959)	(23,133)	(11,382)
Research and Development Expenses
Employee Benefits Expenses By Function [Line Items]
Employee benefits expenses by function	(10,336)	(4,145)	(2,762)
Selling, General and Administrative Expenses
Employee Benefits Expenses By Function [Line Items]
Employee benefits expenses by function	$ (114,732)	$ (52,424)	$ (26,402)